REVENUE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of major customers [line items]
Gold	$ 192,394	$ 4,094
Silver	836	30
Revenue	193,230	4,124
Revenue	193,230	4,124
Customer A
Disclosure of major customers [line items]
Revenue	129,866	$ 4,124
Customer B
Disclosure of major customers [line items]
Revenue	47,937
Other Customers
Disclosure of major customers [line items]
Revenue	$ 15,427